Loans (Classification of Loans By Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 958,641	$ 875,844
SBA loans held for sale	14,773	13,114
Total loans	973,414	888,958
SBA loans held for investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	42,492	39,393
SBA 504 loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	26,344	29,353
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	509,171	465,518
Commercial loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	58,447	49,332
Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	422,418	391,071
Commercial loans | Commercial real estate construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	28,306	25,115
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	289,093	264,523
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	91,541	77,057
Consumer loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	47,411	45,042
Consumer loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 44,130	$ 32,015